UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    DECEMBER 31, 2002
                                              ----                 -------------
Check here if Amendment [  ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [  ] is a restatement.
                                              [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:                RBO & CO, LLC
Address:             PO BOX 306
                     ST. HELENA, CA 94574

Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      REGINALD B. OLIVER
Title:     PRESIDENT
Phone:     (707) 963-1231

Signature, Place, and Date of Signing:

                         St Helena, CA           5/4/02
---------------------    -------------          --------
[Signature]              [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   NONE
Form 13F Information Table Entry Total:                56
Form 13F Information Table Value Total:          $120,357
                                               -----------
                                               (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
AS OF 12/31/02
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NAME OF ISSUER                             CLASS        CUSIP     VALUE X 1000  TOTAL SHARES DISCRETION VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------
Abbott Labs                                com       2824100         $ 3,496         87,400      sole         none
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American International Group Inc           com      26874107         $   303          5,231      sole         none
------------------------------------------------------------------------------------------------------------------------
Alltel Corp                                com      20039103         $ 5,019         98,418      sole         none
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Bank of America                            com      60505104         $   620          8,911      sole         none
------------------------------------------------------------------------------------------------------------------------
Brown Forman Corporation                   com     115637209         $ 1,980         30,300      sole         none
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Bellsouth Corporation                      com      79860102         $ 1,331         51,458      sole         none
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Bristol-Myers Squibb Co                    com     110122108         $   436         18,846      sole         none
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BP P L C                                   com      55622104         $   360          8,856      sole         none
------------------------------------------------------------------------------------------------------------------------
BRE Properties Inc                         com     05564E106         $ 2,031         65,106      sole         none
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Citigroup, Inc.                            com     172967101         $   321          9,133      sole         none
------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc                            com     149123101         $ 1,227         26,840      sole         none
------------------------------------------------------------------------------------------------------------------------
Chalone Wine Group                         com     157639105         $    99         12,000      sole         none
------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                         com     166764100         $ 1,377         20,710      sole         none
------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc Va                       ccom     25746U109         $   412          7,500      sole         none
------------------------------------------------------------------------------------------------------------------------
The Walt Disney Company                    com     254687106         $ 1,703        104,428      sole         none
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Consolidated Edison Inc                    com     209115104         $   343          8,000      sole         none
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Eastman Kodak                             com      277461109         $   326          9,300      sole         none
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Firstenergy Corporation                    com     337932107         $   897         27,216      sole         none
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FNMA                                       com     313586109         $   741         11,525      sole         none
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General Electric Company                   com     369604103         $ 2,663        109,368      sole         none
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp       com     459200101         $ 3,510         45,290      sole         none
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IRT Property Company Georgia               com     450058102         $ 1,484        125,000      sole         none
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                          com     478160104         $15,823        294,594      sole         none
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J P Morgan Chase & Co                      com     46625H100         $   498         20,764      sole         none
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Kimberly Clark Corp                        com     494368103         $ 1,028         21,648      sole         none
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Coca-Cola Company                          com     191216100         $ 5,697        129,950      sole         none
------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs                 com     50540R409         $   306         13,175      sole         none
------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                        com     532457108         $ 2,013         31,700      sole         none
------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation                      com     580135101         $   251         15,600      sole         none
------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                      com     718154107         $ 7,001        172,740      sole         none
------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                             com     589331107         $ 1,053         18,600      sole         none
------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Inc                  com     648053106         $   412         21,600      sole         none
------------------------------------------------------------------------------------------------------------------------
Oxford Industries Inc                      com     691497309         $   652         25,400      sole         none
------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                com     713448108         $ 4,108         97,300      sole         none
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Pfizer Inc                                 com     717081103         $   344         11,250      sole         none
------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Company                   com     742718109         $   357          4,150      sole         none
------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc                        com     743263105         $   525         12,100      sole         none
------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties              com     69806L104         $15,857        434,072      sole         none
------------------------------------------------------------------------------------------------------------------------
Providence & Worcester RR Co.              com     743737108         $    78         10,000      sole         none
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Questar                                    com     748356102         $   223          8,000      sole         none
------------------------------------------------------------------------------------------------------------------------
RailAmerica Inc                            com     750753105         $ 3,916        546,212      sole         none
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Reunion Industries Inc                     com     761312107         $     3         20,000      sole         none
------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                     com     78387G103         $   701         25,869      sole         none
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Scana Corp New                             com     80589M102         $   446         14,400      sole         none
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Sara Lee Corporation                       com     803111103         $ 3,138        139,392      sole         none
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Schering Plough                            com     828806109         $   568         25,600      sole         none
------------------------------------------------------------------------------------------------------------------------
Price T Rowe Group Inc                     com     74144T108         $   482         17,675      sole         none
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Tyco International Limited                 com     902124106         $   192         11,236      sole         none
------------------------------------------------------------------------------------------------------------------------
Unocal Corporation                         com     915289102         $   329         10,750      sole         none
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UST Incorporated                           com     902911106         $ 1,227         36,700      sole         none
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                         com     92857W100         $   445         24,566      sole         none
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Verizon Communications                     com     92343V104         $ 1,795         46,313      sole         none
------------------------------------------------------------------------------------------------------------------------
WestAmerica Bancorporation                 com     957090103         $ 5,459        135,871      sole         none
------------------------------------------------------------------------------------------------------------------------
Weingarten Realty                          com     948741103         $ 1,703         46,205      sole         none
------------------------------------------------------------------------------------------------------------------------
Wyeth                                      com     983024100         $ 6,797        181,736      sole         none
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                           com     30231G102         $ 6,253        178,950      sole         none
------------------------------------------------------------------------------------------------------------------------

TOTALS                                                              120,357
                                                                                                 ---------------------------